Revenue (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of Internal Performance Measurement and Resource Allocation

	Nine months ended December 31, 2024	Year ended March 31, 2024

Total revenue is comprised of:

Sheet & Strip	$1,346.7	$2,035.8

Plate	324.1	506.2

Slab	1.3	3.3

Freight	142.7	198.3

Non-steel revenue	26.3	52.2

	$1,841.1	$2,795.8

The geographical distribution of total revenue is as follows:

Sales to customers in Canada	$672.5	$1,052.1

Sales to customers in the United States	1,148.7	1,704.0

Sales to customers in the rest of the world	19.9	39.7

	$1,841.1	$2,795.8